Commitments and Contingencies (Tables)	3 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Operating Lease Payments
The following table summarizes the future minimum lease payments due under operating leases as of December 31, 2018 (in thousands):

Year ending December 31,
2019	$2,244
2020	2,332
2021	1,934
2022	1,324
2023	1,196
Thereafter	1,121
Total	$10,151